CONDENSED STATEMENT OF REDEEMABLE CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' EQUITY (DEFICIT) - USD ($) $ in Thousands	Common stock Series A Common Stock	Common stock Series B Common Stock	Common stock	Additional paid-in capital	Accumulated deficit	Accumulated Other Comprehensive (Loss) Income	Series A Common Stock	Series B Common Stock	Total
Beginning balance at Dec. 31, 2020			$ 1	$ 31,016	$ (166,927)				$ (135,910)
Beginning balance (in shares) at Dec. 31, 2020			96,507
Increase (Decrease) In Stockholders' Deficit
Net loss					(24,442)				(24,442)
Issuance of Series A Common Stock upon exercise of stock options				149					149
Issuance of Series A Common Stock upon exercise of stock options (in shares)			23,266
Exercise of common stock warrants				40					40
Exercise of common stock warrants (in shares)			63,684
Stock-based compensation expense				1,904					1,904
Ending balance at Dec. 31, 2021			$ 1	33,109	(191,369)				(158,259)
Ending balance (in shares) at Dec. 31, 2021			183,457
Increase (Decrease) In Stockholders' Deficit
Net loss					(8,735)				(8,735)
Issuance of Series A Common Stock upon exercise of stock options				12					12
Issuance of Series A Common Stock upon exercise of stock options (in shares)			1,627
Stock-based compensation expense				387					387
Ending balance at Mar. 31, 2022			$ 1	33,508	(200,104)				(166,595)
Ending balance (in shares) at Mar. 31, 2022			185,084
Beginning balance at Dec. 31, 2021			$ 1	33,109	(191,369)				(158,259)
Beginning balance (in shares) at Dec. 31, 2021			183,457
Increase (Decrease) In Stockholders' Deficit
Net loss									(23,304)
Unrealized gain (loss) on investments in marketable securities									(162)
Ending balance at Sep. 30, 2022			$ 1	34,280	(214,673)	$ (162)			(180,554)
Ending balance (in shares) at Sep. 30, 2022			185,084
Beginning balance at Dec. 31, 2021			$ 1	33,109	(191,369)				(158,259)
Beginning balance (in shares) at Dec. 31, 2021			183,457
Increase (Decrease) In Stockholders' Deficit
Net loss					(30,499)				(30,499)
Issuance of Series A Common Stock upon exercise of stock options				12					$ 12
Issuance of Series A Common Stock upon exercise of stock options (in shares)			1,627						1,627
Unrealized gain (loss) on investments in marketable securities						(84)			$ (84)
Stock-based compensation expense				1,880					1,880
Ending balance at Dec. 31, 2022			$ 1	35,001	(221,868)	(84)			$ (186,950)
Ending balance (in shares) at Dec. 31, 2022			185,084				0	0	185,084
Beginning balance at Mar. 31, 2022			$ 1	33,508	(200,104)				$ (166,595)
Beginning balance (in shares) at Mar. 31, 2022			185,084
Increase (Decrease) In Stockholders' Deficit
Net loss					(7,102)				(7,102)
Unrealized gain (loss) on investments in marketable securities						(106)			(106)
Stock-based compensation expense				383					383
Ending balance at Jun. 30, 2022			$ 1	33,891	(207,206)	(106)			(173,420)
Ending balance (in shares) at Jun. 30, 2022			185,084
Increase (Decrease) In Stockholders' Deficit
Net loss					(7,467)				(7,467)
Unrealized gain (loss) on investments in marketable securities						(56)			(56)
Stock-based compensation expense				389					389
Ending balance at Sep. 30, 2022			$ 1	34,280	(214,673)	(162)			(180,554)
Ending balance (in shares) at Sep. 30, 2022			185,084
Beginning balance at Dec. 31, 2022			$ 1	35,001	(221,868)	(84)			$ (186,950)
Beginning balance (in shares) at Dec. 31, 2022			185,084				0	0	185,084
Increase (Decrease) In Stockholders' Deficit
Net loss					(6,587)				$ (6,587)
Unrealized gain (loss) on investments in marketable securities						71			71
Stock-based compensation expense				767					767
Ending balance at Mar. 31, 2023			$ 1	35,768	(228,455)	(13)			(192,699)
Ending balance (in shares) at Mar. 31, 2023			185,084
Beginning balance at Dec. 31, 2022			$ 1	35,001	(221,868)	(84)			$ (186,950)
Beginning balance (in shares) at Dec. 31, 2022			185,084				0	0	185,084
Increase (Decrease) In Stockholders' Deficit
Net loss									$ (19,725)
Issuance of Series A Common Stock upon exercise of stock options (in shares)									7,614
Unrealized gain (loss) on investments in marketable securities									$ 84
Ending balance at Sep. 30, 2023	$ 2			339,466	(241,593)				97,875
Ending balance (in shares) at Sep. 30, 2023	21,375,402	1,520,490						1,520,490
Beginning balance at Mar. 31, 2023			$ 1	35,768	(228,455)	(13)			(192,699)
Beginning balance (in shares) at Mar. 31, 2023			185,084
Increase (Decrease) In Stockholders' Deficit
Net loss					(6,785)				(6,785)
Exercise of common stock warrants (in shares)			25,231
Unrealized gain (loss) on investments in marketable securities						$ 13			13
Stock-based compensation expense				1,057					1,057
Ending balance at Jun. 30, 2023			$ 1	36,825	(235,240)				(198,414)
Ending balance (in shares) at Jun. 30, 2023			210,315
Increase (Decrease) In Stockholders' Deficit
Net loss					(6,353)				(6,353)
Conversion of Redeemable Convertible Preferred Stock to Series A and Series B Common Stock	$ 1			214,619					214,620
Conversion of Redeemable Convertible Preferred Stock to Series A and Series B Common Stock (in shares)	15,117,912	1,520,490
Reclass of Common Stock to Series A Common Stock	$ 1		$ (1)
Reclass of Common Stock to Series A Common Stock ( in shares)	210,315		(210,315)
Sale of Series A Common Stock in public offering, net of issuance costs				86,161					86,161
Sale of Series A Common Stock in public offering, net of issuance costs (in shares)	6,026,772
Issuance of Series A Common Stock upon exercise of stock options				6					6
Issuance of Series A Common Stock upon exercise of stock options (in shares)	7,614
Exercise of common stock warrants (in shares)	12,789
Stock-based compensation expense				1,855					1,855
Ending balance at Sep. 30, 2023	$ 2			$ 339,466	$ (241,593)				$ 97,875
Ending balance (in shares) at Sep. 30, 2023	21,375,402	1,520,490						1,520,490